Information for Reportable Segments (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Gross profits:
Net interest income (expense)	¥ 1,088.3	¥ 1,109.5	¥ 1,151.7
Net noninterest income	914.8	915.8	844.9
Total	2,003.1	2,025.3	1,996.6
General and administrative expenses	1,206.3	1,194.3	1,213.2
Others	(77.7)	(89.3)	(80.8)
Net business profits (losses)	719.1	741.7	702.6
Others
Gross profits:
Net interest income (expense)	(7.3)	(5.4)	(6.7)
Net noninterest income	28.4	11.5	5.7
Total	21.1	6.1	(1.0)
General and administrative expenses	15.3	0.2	(11.1)
Others	(9.7)	(14.6)	(64.2)
Net business profits (losses)	(3.9)	(8.7)	(54.1)
Global Corporate Group
Gross profits:
Net interest income (expense)	468.3	457.0	470.6
Net noninterest income	449.4	483.5	449.9
Total	917.7	940.5	920.5
General and administrative expenses	465.4	471.3	478.1
Others	(52.1)	(56.7)	(11.8)
Net business profits (losses)	400.2	412.5	430.6
Global Corporate Group | Mizuho Corporate Bank Limited
Gross profits:
Net interest income (expense)	395.0	395.8	444.8
Net noninterest income	286.8	282.5	197.5
Total	681.8	678.3	642.3
General and administrative expenses	244.9	235.0	246.9
Net business profits (losses)	436.9	443.3	395.4
Global Corporate Group | Mizuho Corporate Bank Limited | Domestic
Gross profits:
Net interest income (expense)	166.6	176.0	175.0
Net noninterest income	119.8	115.2	110.7
Total	286.4	291.2	285.7
General and administrative expenses	89.8	88.8	97.5
Net business profits (losses)	196.6	202.4	188.2
Global Corporate Group | Mizuho Corporate Bank Limited | International
Gross profits:
Net interest income (expense)	96.8	86.3	85.8
Net noninterest income	61.6	56.9	31.7
Total	158.4	143.2	117.5
General and administrative expenses	62.0	62.1	54.4
Net business profits (losses)	96.4	81.1	63.1
Global Corporate Group | Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income (expense)	131.6	133.5	184.0
Net noninterest income	105.4	110.4	55.1
Total	237.0	243.9	239.1
General and administrative expenses	93.1	84.1	95.0
Net business profits (losses)	143.9	159.8	144.1
Global Corporate Group | Mizuho Securities Company Limited
Gross profits:
Net interest income (expense)	(4.1)	(9.2)	(10.7)
Net noninterest income	120.5	158.9	188.5
Total	116.4	149.7	177.8
General and administrative expenses	144.8	160.9	153.4
Net business profits (losses)	(28.4)	(11.2)	24.4
Global Corporate Group | Others
Gross profits:
Net interest income (expense)	77.4	70.4	36.5
Net noninterest income	42.1	42.1	63.9
Total	119.5	112.5	100.4
General and administrative expenses	75.7	75.4	77.8
Others	(52.1)	(56.7)	(11.8)
Net business profits (losses)	(8.3)	(19.6)	10.8
Global Retail Group
Gross profits:
Net interest income (expense)	583.9	614.5	641.6
Net noninterest income	305.8	294.8	258.8
Total	889.7	909.3	900.4
General and administrative expenses	608.5	605.3	617.7
Others	(14.0)	(15.9)	(2.0)
Net business profits (losses)	267.2	288.1	280.7
Global Retail Group | Others
Gross profits:
Net interest income (expense)	37.8	42.1	28.3
Net noninterest income	8.6	7.5	5.7
Total	46.4	49.6	34.0
General and administrative expenses	11.2	9.5	7.3
Others	(14.0)	(15.9)	(2.0)
Net business profits (losses)	21.2	24.2	24.7
Global Retail Group | Mizuho Bank Limited
Gross profits:
Net interest income (expense)	545.4	571.8	612.9
Net noninterest income	253.3	237.5	205.9
Total	798.7	809.3	818.8
General and administrative expenses	556.4	554.8	570.4
Net business profits (losses)	242.3	254.5	248.4
Global Retail Group | Mizuho Bank Limited | Trading and others
Gross profits:
Net interest income (expense)	51.6	56.7	83.0
Net noninterest income	92.0	78.0	54.4
Total	143.6	134.7	137.4
General and administrative expenses	91.7	93.4	95.7
Net business profits (losses)	51.9	41.3	41.7
Global Retail Group | Mizuho Bank Limited | Retail banking
Gross profits:
Net interest income (expense)	239.2	248.2	263.5
Net noninterest income	39.7	34.6	25.0
Total	278.9	282.8	288.5
General and administrative expenses	243.0	237.7	245.8
Net business profits (losses)	35.9	45.1	42.7
Global Retail Group | Mizuho Bank Limited | Corporate banking
Gross profits:
Net interest income (expense)	254.6	266.9	266.4
Net noninterest income	121.6	124.9	126.5
Total	376.2	391.8	392.9
General and administrative expenses	221.7	223.7	228.9
Net business profits (losses)	154.5	168.1	164.0
Global Retail Group | Mizuho Investors Securities Company Limited
Gross profits:
Net interest income (expense)	0.7	0.6	0.4
Net noninterest income	43.9	49.8	47.2
Total	44.6	50.4	47.6
General and administrative expenses	40.9	41.0	40.0
Net business profits (losses)	3.7	9.4	7.6
Global Asset & Wealth Management Group
Gross profits:
Net interest income (expense)	43.4	43.4	46.2
Net noninterest income	131.2	126.0	130.5
Total	174.6	169.4	176.7
General and administrative expenses	117.1	117.5	128.5
Others	(1.9)	(2.1)	(2.8)
Net business profits (losses)	55.6	49.8	45.4
Global Asset & Wealth Management Group | Others
Gross profits:
Net interest income (expense)	0.7	0.9	1.3
Net noninterest income	46.9	45.0	43.4
Total	47.6	45.9	44.7
General and administrative expenses	39.1	38.5	38.6
Others	(1.9)	(2.1)	(2.8)
Net business profits (losses)	6.6	5.3	3.3
Global Asset & Wealth Management Group | Mizuho Trust & Banking Company Limited
Gross profits:
Net interest income (expense)	42.7	42.5	44.9
Net noninterest income	84.3	81.0	87.1
Total	127.0	123.5	132.0
General and administrative expenses	78.0	79.0	89.9
Net business profits (losses)	¥ 49.0	¥ 44.5	¥ 42.1